Income Taxes (Roll-forward of Interest and Penalties Recognized) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Income Tax Disclosure [Abstract]
Balance at beginning of fiscal year	¥ 2,612	¥ 3,056	¥ 4,564
Total interest and penalties in the consolidated statements of income	(398)	(398)	(1,655)
Total cash settlements, foreign exchange translation and other	203	(46)	147
Balance at end of fiscal year	¥ 2,417	¥ 2,612	¥ 3,056